UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Address of principal executive offices)

(Zip code)

David Y.S. Chiueh

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Portfolio Sort by Sector(Annual Report & N-Q)
As of 12/31/2008

UPRIGHT GROWTH FUND Mutual Fund

615 West Mt. Pleasant Ave
Livingston, NJ 07039

Description	Quantity	Current Value	Weight

Industrial Service
Republic Services Inc *	1350	33466.5	0.87%

Bank
Bank Of America Corp	3000	42240	1.10%

Biotechnology
Amgen Incorporated *	5100	294525	7.64%
Genetech Inc *	1000	82910	2.15%
		377435	9.79%

Computer
Apple Computer Inc *	3600	307260	7.97%
Dell Inc *	3000	30720	0.80%
		337980	8.77%

Consumer
Avon Prods Inc. Com *	500	12015	0.31%

Diversified Company
General Electric Company	2000	32400	0.84%
Manitowoc Company Inc	26000	225160	5.84%
		257560	6.68%

Electronic
Au Optronics Corp Adr	8399	64504.32	1.67%
Corning Inc	17000	162010	4.20%
Vishay Intertechnology *	10000	34200	0.89%
		260714.3	6.76%

Financial Service
Advanta Corp Cl A Vtg	58395	67738.2	1.76%
American Express Company	500	9275	0.24%
Citigroup Inc	6000	40260	1.04%
Prudential Financial Inc	200	6052	0.16%
Washington Mutual Inc *	5000	0	0.00%
		123325.2	3.20%

Food
Starbucks Corp *	14000	132440	3.44%

Healthcare
Unitedhealth Group Inc	13800	367080	9.52%

Information Services
Moodys Corp	1000	20090	0.52%

Insurance
American Intl Group Inc	32500	51025	1.32%
Metlife Inc	2000	69720	1.81%
		120745	3.13%

Internet
Google Inc *	300	92295	2.39%

Leisure
Mgm Mirage *	8300	114208	2.96%

Medical
Biovail Corp	9000	85050	2.21%
Medtronic Inc	500	15710	0.41%
Pfizer Incorporated	20000	354200	9.19%
		454960	11.80%

Networks
Cisco Systems Inc *	1900	30970	0.80%

Oil
Chevron Corporation	1000	73970	1.92%

Retail
Abercrombie & Fitch Cl A	1500	34605	0.90%
Coach Inc *	13500	280395	7.27%
Timberland Co Cl A *	4000	46200	1.20%
		361200	9.37%

Semiconductor
Himax Technologies Adr	35000	56350	1.46%
Intel Corp	3000	43980	1.14%
Lsi Logic Corp *	17000	55930	1.45%
Silcon Motion Technology *	93800	214802	5.57%
Taiwan Semiconductr Adrf	2869	22665.1	0.59%
Texas Instruments Inc	3500	54320	1.41%
		448047.1	11.62%

Software & Services
Oracle Corporation *	10000	177300	4.60%

Storage Technology
E M C Corp Mass *	11000	115170	2.99%
Sandisk Corp *	18000	172800	4.48%
		287970	7.47%

Telecommunication
Nokia Corp Spon Adr	8000	124800	3.24%

Transportation
Dryships Inc	3000	31980	0.83%

Utility
NRG	1300	30329	0.79%

		4323761	111.88%

Unit Trusts
S P D R TRUST Unit SR	300	27072	0.70%
Proshs Ultrashrt S&P	150	10641	0.28%
		37713	0.98%

Cash and Money Funds
Other Assets less other Liabilities		-495772	-12.86%

		3855062	100.00%

* Non-income producing security

ADR-American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Upright Growth Fund
1. SECURITY TRANSACTIONS
At December 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $8,239,244 amounted to ($3,888,411) consisted of aggregate gross unrealized appreciation of $67,320 and aggregate gross unrealized depreciation of ($3,955,731)

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: February 27, 2009

By : /s/ Wellman Wu

Wellman Wu

Chief Financial Officer

Date: February 27, 2009

* Print the name and title of each signing officer under his or her signature.